Employee Severance Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and Administrative Expense
Restructuring Cost And Reserve [Line Items]
Employee severance benefits	$ 300	$ 1,400	$ 0	$ 300	$ 100	$ 1,500
Selling and Marketing Expense
Restructuring Cost And Reserve [Line Items]
Employee severance benefits	$ 0	$ 65		$ 18	$ 16	$ 14	$ 0